Organizational and Basis of Presentation (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Sep. 06, 2024	Dec. 31, 2024
Organizational and Basis of Presentation [Line Items]
Price per share (in Dollars per share)	$ 4
Gross Proceeds	$ 9,000
Offering proceeds		$ 7,800
Underwriter discounts		$ 1,200
IPO [Member]
Organizational and Basis of Presentation [Line Items]
Share authorized (in Shares)	2,250,000